Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We recognize the importance of safeguarding the security of our computer systems, software, networks, and other technology assets. In the year just ended and up to the date of this report, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Although risks from cybersecurity threats have not to date materially affected our operations and financial conditions, and we do not believe they are reasonably likely to materially affect us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems.

Governance

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our Company.

At management level, our Chief Executive Officer is responsible for assessing, identifying and managing material risks from cybersecurity threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our Chief Executive Officer meets with the board of directors (i) in connection with each current report to furnish information concerning any material cybersecurity incident, report the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company, if any, and the relevant disclosure issue, and (ii) in connection with each annual report, will present the disclosure concerning cybersecurity matters in Form 20-F.

If a cybersecurity incident occurs, our executive officers will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our executive officers will promptly report the incident and assessment results to our board of directors and external legal counsel, to the extent appropriate. Our executive officers shall prepare disclosure material on the cybersecurity incident for review and approval by the board of directors, and external legal counsel (if necessary), before it is disseminated to the public.

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

Although risks from cybersecurity threats have not to date materially affected our operations and financial conditions, and we do not believe they are reasonably likely to materially affect us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Governance

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our Company.

At management level, our Chief Executive Officer is responsible for assessing, identifying and managing material risks from cybersecurity threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our Chief Executive Officer meets with the board of directors (i) in connection with each current report to furnish information concerning any material cybersecurity incident, report the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company, if any, and the relevant disclosure issue, and (ii) in connection with each annual report, will present the disclosure concerning cybersecurity matters in Form 20-F.

If a cybersecurity incident occurs, our executive officers will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our executive officers will promptly report the incident and assessment results to our board of directors and external legal counsel, to the extent appropriate. Our executive officers shall prepare disclosure material on the cybersecurity incident for review and approval by the board of directors, and external legal counsel (if necessary), before it is disseminated to the public.

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors is responsible for overseeing our cybersecurity risk management.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our Company.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

At management level, our Chief Executive Officer is responsible for assessing, identifying and managing material risks from cybersecurity threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our Chief Executive Officer meets with the board of directors (i) in connection with each current report to furnish information concerning any material cybersecurity incident, report the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company, if any, and the relevant disclosure issue, and (ii) in connection with each annual report, will present the disclosure concerning cybersecurity matters in Form 20-F.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true